Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2011

Check here if Amendment [ X ];               Amendment Number:
       This Amendment (Check only one):         [ X] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            August 18, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               140
                                                  -----------------------

Form 13F Information Table Value Total:            111285.872(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE
Column 1		       Column 2		Column 3    Column 4      Column 5        Column 6   Column 7	     Column 8

									Shrs or Sh/
				Title of 		   Market Value	 Put/Prn      Investment   Other        VOTING AUTHORITY
Name of Issuer			Class		 CUSIP	     (x1000)	Amt PRN Call  Discretion  Managers    Sole  Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC		COM		02209S103	3742  143753		sole				     143753
ANHEUSER BUSCH INBEV SA/NV	SPONSORED ADR	03524A108	2460   43030		sole				      43030
ANNALY CAP MGMT INC		COM		035710409	 987   56560		sole				      56560
BERKSHIRE HATHAWAY INC DEL	CL A		084670108	7393	  59		sole					 59
BERKSHIRE HATHAWAY INC DEL	CL B NEW	084670702	6928   82844		sole				      82844
BP PLC				SPONSORED ADR	055622104	 306	6922		sole				       6922
CHINA MEDIAEXPRESS HLDGS INC	COM		169442100	 423   35600		sole				      35600
CISCO SYS INC			COM		17275R102	2097  122289		sole				     122289
COCA COLA CO			COM		191216100	 232	3500		sole				       3500
COMCAST CORP NEW		CL A		20030N101	3443  139265		sole				     139265
CORRECTIONS CORP AMER NEW	COM NEW		22025Y407	2794  114525		sole				     114525
CURRENCYSHS JAPANESE YEN TR	JAPANESE YEN	23130A102	2461   20725		sole				      20725
DANAHER CORP DEL		COM		235851102	 217	4190		sole				       4190
DELL INC			COM		24702R101	1899  130855		sole				     130855
DENDREON CORP			COM		24823Q107	1116   29820		sole				      29820
DIAGEO P L C			SPON ADR NEW	25243Q205	1960   25710		sole				      25710
ENBRIDGE ENERGY MANAGEMENT L	SHS UNITS LLI	29250X103	 757   12032		sole				      12032
ENBRIDGE ENERGY PARTNERS L P	COM		29250R106	 291	4500		sole				       4500
ENSCO PLC			SPONSORED ADR	29358Q109	2714   46915		sole				      46915
EXXON MOBIL CORP		COM		30231G102	1652   19639		sole				      19639
FOSTER WHEELER AG		COM		H27178104	1403   37285		sole				      37285
GOLDMAN SACHS GROUP INC		COM		38141G104	1990   12545		sole				      12545
GOOGLE INC			CL A		38259P508	 519	 884		sole					884
HILLENBRAND INC			COM		431571108	 877   40799		sole				      40799
HILL ROM HLDGS INC		COM		431475102	2199   57889		sole				      57889
INTERNATIONAL BUSINESS MACHS	COM		459200101	 467	2865		sole				       2865
ISHARES TR			DJ US TECH SEC	464287721	 328	4935		sole				       4935
ISHARES TR			IBOXX INV CPBD	464287242	1271   11750		sole				      11750
IVANHOE MINES LTD		COM		46579N103	2402   87467		sole				      87467
JOHNSON & JOHNSON		COM		478160104	2987   50418		sole				      50418
KINDER MORGAN ENERGY PARTNER	UT LTD PARTNER	494550106	 709	9565		sole				       9565
KINDER MORGAN MANAGEMENT LLC	SHS		49455U100	 624	9515		sole				       9515
LINN ENERGY LLC			UNIT LTD LIAB	536020100	 762   19572		sole				      19572
MCDERMOTT INTL INC		COM		580037109	 378   14875		sole				      14875
MICROSOFT CORP			COM		594918104	4238  166935		sole				     166935
OCCIDENTAL PETE CORP DEL	COM		674599105	4787   45809		sole				      45809
PEPSICO INC			COM		713448108	1361   21136		sole				      21136
PFIZER INC			COM		717081103	5678  279547		sole				     279547
PHILIP MORRIS INTL INC		COM		718172109	3988   60771		sole				      60771
PLUM CREEK TIMBER CO INC	COM		729251108	1991   45644		sole				      45644
PROCTER & GAMBLE CO		COM		742718109	 301	4880		sole				       4880
PROSHARES TR			PSHSSHRT S&P500 74347R503	1235   30003		sole				      30003
QUALCOMM INC			COM		747525103	3038   55400		sole				      55400
QUEST DIAGNOSTICS INC		COM		74834L100	 833   14435		sole				      14435
RAYONIER INC			COM		754907103	 312	5000		sole				       5000
RYANAIR HLDGS PLC		SPONSORED ADR	783513104	1887   67865		sole				      67865
SCHLUMBERGER LTD		COM		806857108	2551   27354		sole				      27354
SPDR GOLD TRUST			GOLD SHS	78463V107	7110   50837		sole				      50837
SPRINT NEXTEL CORP		COM SER 1	852061100	3162  681370		sole				     681370
UNITEDHEALTH GROUP INC		COM		91324P102	2076   45932		sole				      45932
VODAFONE GROUP PLC NEW		SPONS ADR NEW	92857W209	1277   44420		sole				      44420
WAL MART STORES INC		COM		931142103	1481   28458		sole			              28458
WASTE MGMT INC DEL		COM		94106L109	1048   28078		sole				      28078
WELLPOINT INC			COM		94973V107	1721   24660		sole				      24660
XYRATEX LTD			COM		G98268108	 424   38000		sole				      38000


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